Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Other current liabilities (other fair value measurements)	$ (31,960,000)	$ (1,072,000)
Transfers of assets between levels of fair value hierarchy	0	0
Transfers of liabilities between levels of fair value hierarchy	0	0
Recurring | Level 1
Fair Value Measurements
Other current assets (marketable securities)	50,000	38,000
Total Assets	50,000	38,000	2,745,000
Recurring | Level 2
Fair Value Measurements
Other long-term assets (derivative agreements)	1,461,000	938,000	18,831,000
Total Assets	1,461,000	938,000	81,882,000
Other current liabilities (derivative agreements)	(35,781,000)	(67,747,000)
Other current liabilities (other fair value measurements)	(31,960,000)	(1,072,000)
Total Liabilities	(67,741,000)	(68,819,000)
Recurring | Total
Fair Value Measurements
Other current assets (marketable securities)	50,000	38,000
Other long-term assets (derivative agreements)	1,461,000	938,000	18,831,000
Total Assets	1,511,000	976,000	84,627,000
Other current liabilities (derivative agreements)	(35,781,000)	(67,747,000)
Other current liabilities (other fair value measurements)	(31,960,000)	(1,072,000)
Total Liabilities	$ (67,741,000)	$ (68,819,000)